Note 24 - Contingencies, Commitments and Restrictions on the Distribution of Profits - Distributable Amount Under Luxembourg Law (Details) - Equity in accordance with Luxembourg law [member]
$ in Thousands
12 Months Ended
Dec. 31, 2018 USD ($)
Statement Line Items [Line Items]
Retained earnings at December 31, 2017 under Luxembourg law	$ 16,956,761
Other income and expenses for the year ended December 31, 2018	(33,303)
Dividends approved	(484,020)
Retained earnings at December 31, 2018 under Luxembourg law	16,439,438
Share premium	609,733
Distributable amount at December 31, 2018 under Luxembourg law	$ 17,049,171